Securities Act Registration No. 333-135714

Investment Company Act Registration No. 811-21927

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No.__ ☐

Post-Effective Amendment No. 70 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ☐

ACT OF 1940

Amendment No. 71 ☒

(Check appropriate box or boxes.)

MSS Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ONE ROCK FUND

Ticker: ONERX

PROSPECTUS

March 30, 2022

Advised by:

Wrona Investment Management, LLC.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

ONE ROCK FUND SUMMARY	1
INVESTMENT OBJECTIVE:	1
FEES AND EXPENSE5S OF THE FUND:	1
PRINCIPAL INVESTMENT STRATEGY:	1
PRINCIPAL INVESTMENT RISKS:	2
INVESTMENT ADVISER:	4
PORTFOLIO MANAGER:	4
TAX INFORMATION:	4
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:	4
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	4
INVESTMENT OBJECTIVES:	4
PRINCIPAL INVESTMENT STRATEGY:	4
PRINCIPAL INVESTMENT RISKS:	5
TEMPORARY INVESTMENTS:	7
PORTFOLIO HOLDINGS DISCLOSURE:	7
CYBERSECURITY:	7
MANAGEMENT	8
INVESTMENT ADVISER:	8
PORTFOLIO MANAGER:	8
HOW SHARES ARE PRICED	8
HOW TO PURCHASE SHARES	8
MINIMUM INVESTMENTS:	8
OPENING AN ACCOUNT:	8
AUTOMATIC INVESTMENT PLANS:	9
OTHER PURCHASE INFORMATION:	9
HOW TO REDEEM SHARES	10
REDEEMING SHARES:	10
REDEEMING BY MAIL:	10
TELEPHONE REDEMPTIONS:	10
REDEMPTIONS IN KIND:	10
ADDITIONAL REDEMPTION INFORMATION:	10
DIVIDENDS, DISTRIBUTIONS AND TAXES	11
DIVIDENDS AND DISTRIBUTIONS:	11
TAXES:	11
DISTRIBUTION OF SHARES	12
HOUSEHOLDING:	12
FINANCIAL HIGHLIGHTS	12
FOR MORE INFORMATION	16

ONE ROCK FUND SUMMARY

INVESTMENT OBJECTIVE:

The One Rock Fund (the “Fund”) seeks capital appreciation.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	1.16%
Acquired Fund Fees and Expenses (1)	0.00%
Total Annual Fund Operating Expenses	2.16%
Fee Waiver and/or Expense Reimbursement (2)	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%

(1)       Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)       The Fund's Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2024, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.75% of the average daily net assets attributable to the Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$637	$1,122	$2,461

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 810.44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY:

To achieve the Fund’s investment objectives, Wrona Investment Management, LLC (the “Adviser”) invests primarily in publicly traded common stocks of any capitalization. The Adviser may also invest in stock options, stock index futures, and stocks of foreign and emerging market issuers listed on U.S. exchanges. The Fund defines emerging market issuers to be those found in the MSCI Emerging Markets Index. The Adviser may engage in short sales of common stocks.

The Fund invests in the common stock of companies that are experiencing “business momentum”. The Adviser considers a company to have business momentum if its business conditions, in the Adviser’s opinion, are generally improving from its recent past or are likely to improve shortly. The Adviser employs a bottom-up, fundamental research approach to each company and industry with a technical analysis overlay to gain a better understanding of investor sentiment and potential future risks. The Adviser expects that many, or possibly all, of these companies will be in the technology sector and exhibit strong growth in revenues, earnings and/or cash flows, although significant investments may also be made in other sectors.

The Fund will sell a security when the Adviser believes that the underlying reasons for the purchase are no longer valid. Such reasons may include significant price appreciation, an adverse change in business conditions for the company, loss of market share or heightened competition or any event(s) that

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causes a company to lose its business momentum, and/or better investment opportunities in other companies. The Adviser may engage in frequent transactions for the Fund resulting in a high portfolio turnover rate.

The Fund may actively use covered calls and covered puts on individual securities. A covered call is owning a stock while simultaneously being short (also known as writing) a call option(s) on the same stock. A covered put is being short a stock while simultaneously being short (also known as writing) a put option(s) on the same stock. Both strategies are meant to reduce portfolio volatility and reduce downside risk relative to owning a stock or being short a stock without the corresponding covered call option or put option. The Adviser may use these strategies during periods of heightened individual company risks.

The Adviser may employ a short straddle or short strangle stock option strategy. A short straddle is being short (also known as writing) a call option(s) and put option(s) at the same strike price on the same stock. A short strangle is being short (also known as writing) a call option(s) and a put option(s) at different strike prices on the same stock. Both strategies benefit if the underlying stock is not as volatile over the holding period as the options market is currently pricing. The Adviser will only make use of option strategies where the underlying security is one in which the Fund normally would invest.

The Fund may buy or sell stock index futures to increase exposure to the broad equity market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in stock index futures in this way to achieve a desired portfolio stock, or stock equivalent, exposure.

The Fund also invests in short-term opportunities through the trading of common stocks and/or stock index futures in situations that the Adviser believes to be a market overreaction to recently disclosed public news. Such situations can be caused for many reasons including earnings reports, analyst rating changes, competitor changes in business outlook, secondary stock offerings, industry headline news, extraordinary events, economic reports or monetary actions. In these circumstances, business momentum may not be a factor and the expectation is for a short-term trade.

The Adviser’s investment process seeks to exclude direct investment for the Fund in the securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, vaping equipment, gambling equipment, gambling enterprises, pornography, or which provide products or services that do not allow the right to life at all stages. By buying stock index futures, the Adviser may be indirectly investing in these securities.

The Fund is “non-diversified”, meaning it can invest in fewer securities at any one time than a “diversified” fund.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Hedging Risk: Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leverage Risk: By investing the proceeds received from selling securities short, the Fund could be deemed to be facing special risks. This technique may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value greater than it would be without the use of such a

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technique. This could result in increased volatility of returns. There is no guarantee that the Fund will thus indirectly leverage its portfolio, or if it does, that the Fund’s strategy will be successful.

Management Risk: The Fund is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Adviser may fail to use derivatives effectively or may select investments that do not perform as anticipated by the Adviser. Imperfections, errors or limitations in investment research used by the Adviser as part of its investment process could affect the Fund’s performance. The Fund may not perform as well as other funds because the Adviser may select and exclude certain securities for reasons other than performance. The Fund may not perform as well as other funds because the Adviser may select and exclude securities for reasons other than performance. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market and Geopolitical Risk: Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Non-Diversification Risk: The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk: The Fund may lose the entire put option premium paid if the underlying security does not decrease in value at expiration.  Put options may not be an effective hedge against a decrease in the value of the Fund’s portfolio of securities because they may have imperfect correlation to the value of the Fund's portfolio securities.  Purchased put options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility.  Written call and put options may limit the Fund's participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position.  The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position.

Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its short-selling strategy, either generally, or with respect to certain industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

Short Sales Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities. The Fund may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

Small- and Mid-Capitalization Stock Risk: To the extent that the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionately to larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

COVID-19 Risk: An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations,

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temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

PERFORMANCE:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.onerockfund.com or by calling 1-800-564-3899.

Best Quarter:      December 31, 2021       13.42%

Worst Quarter:      March 31, 2021             1.87%

Performance Table - Average Annual Total Returns

(For periods ended December 31, 2021)

	1 year	Since Inception*
Return before taxes	31.52%	72.39%
Return after taxes on distributions	23.79%	61.05%
Return after taxes on distributions and sale of Fund shares	19.65%	52.71%
S&P 500 Index	28.70%	31.65%

*Inception March 6, 2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

INVESTMENT ADVISER:

Wrona Investment Management, LLC is the Fund’s investment adviser.

PORTFOLIO MANAGER:

Jeffrey Wrona - has been the portfolio manager of the Fund since its inception in March 2020. He founded Wrona Investment Management, LLC in 2019 and serves as the firm's President, Portfolio Manager, and CCO.

PURCHASE AND SALE OF FUND SHARES:

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. You may redeem shares by written request, telephone or through a financial intermediary.

Initial Investment $2,000 initial; $100 subsequent investments;

Retirement Plans $2,000 initial; $100 subsequent investments

However, the Fund or the adviser may waive any minimum investment requirement at its discretion.

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TAX INFORMATION:

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, such distributions may be taxed later upon withdrawal of monies from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES:

The Fund seeks capital appreciation.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

PRINCIPAL INVESTMENT STRATEGY:

To achieve the Fund’s investment objectives, Wrona Investment Management, LLC (the “Adviser”) invests primarily in publicly traded common stocks of any market capitalization. The Adviser may also invest in:

•	stock options;
•	stock index futures; and
•	foreign stocks listed on U.S. exchanges, including those which may be domiciled in “emerging market” countries;

The Adviser may engage in short sales of common stocks.

The Fund is “non-diversified”, meaning it can invest in fewer securities at any one time than “diversified” portfolios and normally concentrates its investments in common stocks, which can be of any market capitalization. The Adviser expects that many, or possibly all, of these companies will be in the technology sector and exhibit strong growth in revenues, earnings and/or cash flows, although significant investments may also be made in other sectors.

The Fund invests in the common stock of companies that are experiencing “business momentum”. The Fund defines business momentum to mean companies with business conditions that are, in the Adviser’s opinion, generally improving from its recent past or are likely to improve shortly. The Adviser employs a bottom-up, fundamental research approach to each company and industry with a technical analysis overlay to gain a better understanding of investor sentiment and potential future risks.

The Fund will sell a security when the Adviser believes that the underlying reasons for the purchase are no longer valid. Such reasons may include significant price appreciation, an adverse change in business conditions for the company, loss of market share or heightened competition or any event(s) that causes a company to lose its business momentum, and/or better investment opportunities in other companies. The Adviser may engage in frequent transactions for the Fund resulting in a high portfolio turnover rate.

The Fund may actively use covered calls and covered puts on individual securities. A covered call is owning a stock while simultaneously being short (also knowns as writing) a call option(s) on the same stock and a covered put is being short a stock while simultaneously being short (also known as writing) a put option(s) on the same stock. Both strategies are meant to reduce portfolio volatility and reduce downside risk relative to owning a stock or being short a stock without the corresponding covered call option or put option. These strategies may be used during periods of heightened individual company risks.

The Adviser may employ a short straddle or short strangle stock option strategy. A short straddle is being short (also known as writing) a call option(s) and put option(s) at the same strike price of the same stock while a short strangle is being short (also known as writing) a call option(s) and a put option(s) at different strike prices of the same stock. Both strategies benefit if the underlying stock is not as volatile over the holding period as the options market is currently pricing. The Adviser will only make use of option strategies where the underlying security is within that which the Fund normally invests.

The Fund may buy or sell stock index futures to increase exposure to the broad equity market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in stock index futures in this way to achieve a desired portfolio stock, or stock equivalent, exposure.

The Fund also invests in short-term opportunities through the trading of common stocks and/or stock index futures in situations that the Adviser believes to be a market overreaction to recently disclosed public news. Such situations can be caused for many reasons including earnings reports, analyst rating changes, competitor changes in business outlook, secondary stock offerings, industry headline news, extraordinary events, economic reports or monetary actions. In these circumstances, business momentum may not be a factor and the expectation is for a short-term trade.

The Adviser’s investment process seeks to exclude direct investment for the Fund in the securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, vaping equipment, gambling equipment, gambling enterprises, pornography, or which provide products or services that do not allow the right to life at all stages. By buying stock index futures, the Adviser may be indirectly investing in these securities.

PRINCIPAL INVESTMENT RISKS:

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As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Emerging Markets Risk: The Fund may invest in countries with newly organized or less developed securities markets. Investments in emerging markets typically involves greater risks than investing in more developed markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries. As a result, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund more than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign companies, particularly in less developed markets, could be affected by other factors not present in the U.S., including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if the Fund invested solely in the U.S. or more developed foreign markets.

Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Hedging Risk: Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk: By investing the proceeds received from selling securities short, the Fund could be deemed to be facing special risks. This technique may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value greater than it would be without the use of such a technique. This could result in increased volatility of returns. There is no guarantee that the Fund will thus indirectly leverage its portfolio, or if it does, that the Fund’s strategy will be successful.

Management Risk: The Fund is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Adviser may fail to use derivatives effectively or may select investments that do not perform as anticipated by the Adviser. Imperfections, errors or limitations in investment research used by the Adviser as part of its investment process could affect the Fund’s performance. The Fund may not perform as well as other funds because the Adviser may select and exclude certain securities for reasons other than performance. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long- term perspective and be able to tolerate potentially sharp declines in value. The market’s daily movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters,

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pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The value and growth-oriented equity securities purchased by the Fund may experience large price swings and potential for loss.

Non-Diversification Risk: The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk: The Fund may lose the entire put option premium paid if the underlying security does not decrease in value at expiration.  Put options may not be an effective hedge against a decrease in the value of the Fund’s portfolio of securities because they may have imperfect correlation to the value of the Fund's portfolio securities.  Purchased put options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility.  Written call and put options may limit the Fund's participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position.  The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position.

Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its short-selling strategy, either generally, or with respect to certain industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

Short Sales Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities. The Fund may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

Small- and Mid-Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

COVID-19 Risk: An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of the current outbreak is not known. There is a risk that you may lose money by investing in the Fund.

TEMPORARY INVESTMENTS:

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees.

PORTFOLIO HOLDINGS DISCLOSURE:

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

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CYBERSECURITY:

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached.

The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Funds, the adviser, the sub-adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER:

Wrona Investment Management, LLC, (the “Adviser”), located at P.O. 4773, Pinehurst, NC, 28374 serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s investment portfolio. The Adviser is a Delaware limited liability company formed in 2019 to provide investment advisory services to individual clients. As of March 1, 2022 the Adviser had approximately $8.3 million in assets under management.

Pursuant to a management agreement (the “Management Agreement”), the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.75% for shares of the average daily net assets. During the fiscal year ended November 30, 2021, the Adviser earned a fee equal to 0.59% of the average daily net assets of the Fund, after fee waivers and reimbursements.

The fee waiver and expense reimbursement is subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limit or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to Adviser. Fee waiver and reimbursement arrangements can decrease the Fund's expenses and boost its performance. A discussion regarding the basis for the Board of Trustees' approval of the Management Agreement is available in the Fund’s annual shareholder report to shareholders dated November 30, 2021.

PORTFOLIO MANAGER:

Jeffrey Wrona has been the portfolio manager of the Fund since its inception in March 2020. He founded Wrona Investment Management, LLC in 2019 and serves as the firm's President, Portfolio Manager, and CCO. Mr. Wrona has managed his family’s portfolio since 2001. Mr. Wrona was a Portfolio Manager at Pilgrim Baxter & Associates from 1997 to 2001. Mr. Wrona was also a Portfolio Manager and Securities Analyst at Munder Capital Management from 1990 to 1997. Mr. Wrona has over 30 years of investment experience in the public securities markets. Please refer to the SAI for additional information about the Mr. Wrona’s compensation, other accounts managed and ownership of shares of the Fund.

HOW SHARES ARE PRICED

The Fund's assets are generally valued at their market value using market quotations. The Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the investment Adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when the Fund’s shares are not priced, the value of securities held by the Fund can change on days when the Fund’s shares cannot be purchased or redeemed.

HOW TO PURCHASE SHARES

Shares

Shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund.

MINIMUM INVESTMENTS:

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The minimum initial and subsequent investment for Fund shares is $2,000 and $100 for all non-retirement accounts. The minimum initial and subsequent investment for retirement accounts is $2,000 and $100. However, the Fund or the adviser may waive any minimum investment requirement at its discretion.

There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

OPENING AN ACCOUNT:

The Fund is a separate series of MSS Series Trust (the "Trust"), and you may purchase shares directly from the Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of the Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in the Fund for the first time, please call the Fund’s transfer agent at 1-800-564-3899 to request a Shareholder Account Application visit www.onerockfund.com. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in the Fund should be intended as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Fund, please call 1-800-564-3899.

You may buy shares on any "business day." Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Fund are sold at NAV. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time ("ET"). The Fund's NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

MSS Series Trust

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Purchase orders received in "proper form" by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in "proper form," the purchase order must include:

•	Fund name and account number;
•	Account name(s) and address;
•	The dollar amount or number of shares you wish to purchase.

The Fund may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third party checks will not be accepted. The Fund reserves the right to reject or restrict purchase for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. Any profit on such cancellation will accrue to the Fund.

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If you choose to pay by wire or ACH transfer, you must call the Fund’s transfer agent, at 1-800-564-3899 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire or ACH transfer.

Wire or ACH orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire or ACH purchase will not be considered made until the wired money and the purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

AUTOMATIC INVESTMENT PLANS:

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) from your bank or savings account.

OTHER PURCHASE INFORMATION:

If your wire or ACH transfer does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Funds’ transfer agent.

HOW TO REDEEM SHARES

REDEEMING SHARES:

You may redeem your shares on any business day. Redemption orders received in proper form by the Fund’s transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day's NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

"Proper form" means your request for redemption must:

● Include the Fund name and account number;

● Include the account name(s) and address;

● State the dollar amount or number of shares you wish to redeem; and

● Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Fund also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-564-3899 if you have questions regarding signature guarantees. At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization. The Fund will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

REDEEMING BY MAIL:

You may redeem any part of your account in the Fund by mail at no charge. Your request, in proper form, should be addressed to:

MSS Series Trust

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

TELEPHONE REDEMPTIONS:

You may redeem any part of your account in a Fund by calling the transfer agent at 1-800-564-3899. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

REDEMPTIONS IN KIND:

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The Fund reserves the right to honor requests, in regular and stressed market conditions, for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") on the amount of such a request that is large enough to affect operations (that is, on the amount of the request that is greater than the lesser of $250,000 or 1% of the Fund's net assets at the beginning of the 90-day period). To the extent feasible, a redemption in-kind would be a pro rata allocation of the Fund’s portfolio. In-kind redemptions of Fund shares will be redeemed pro rata to the extent that doing so is reasonable and in the best interests of the Fund and its shareholders. The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund's NAV. A shareholder may incur transaction expenses in converting these securities to cash.

ADDITIONAL REDEMPTION INFORMATION:

If you are not certain of the redemption requirements, please call the transfer agent at 1-800-564-3899. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The Fund typically expects that it will take up to 5 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission ("SEC"), the Fund may suspend redemptions or postpone payment dates.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund discourages excessive short-term trading in Fund shares and does not intend to accommodate such trading activity by investors. The Fund considers excessive short-term trading to be any pattern of frequent purchases and redemptions of the Fund’s shares by an investor or group of investors, acting in concert, that could interfere with the efficient management of the Fund’s portfolio or result in increased brokerage and administrative costs. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

● Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s market timing trading policy;

● Rejecting or limiting specific purchase requests; and

● Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s market timing trading policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchange purchases of the Fund’s shares.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in their ability to monitor the trading activity or enforce the Fund’s market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s market timing trading policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s market timing trading policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

The Fund and the Adviser reserve the right to modify any redemption fee at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS:

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute net investment income dividends quarterly and long-term capital gains annually. These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Fund’s transfer agent at 1-800-564-3899 or send a written notification to:

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One Rock Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

TAXES:

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. The Fund anticipates that distributions will be primarily taxed as ordinary income. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION OF SHARES

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES:

The Fund’s distributor, its affiliates, and the Adviser may each, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the 12b-1 Fees and any sales charge that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as a expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

HOUSEHOLDING:

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-564-3899 on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance during the period of its operations. Certain financial information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Sanville & Company, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

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	Year Ended	Period Ended*
	11/30/2021	11/30/2020

Net Asset Value, at Beginning of Period	$ 39.28	$ 20.00

Income From Investment Operations:
Net Investment Loss **	(0.58)	(0.29)
Net Gain on Investments (Realized and Unrealized)	15.98	19.57
Total from Investment Operations	15.40	19.28

Distributions:
Net Investment Income	-	-
Net Realized Gains	(6.48)	-
Total from Distributions	(6.48)	-

Net Asset Value, at End of Period	$ 48.20	$ 39.28

Total Return ***	44.94%	96.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,275	$ 5,540
Before Waiver
Ratio of Expenses to Average Net Assets (a)(d)	2.16%	2.78%	(c)
Ratio of Net Investment Loss to Average Net Assets (a)	(1.90)%	(2.31)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (a)(d)	1.75%	1.75%	(c)
Ratio of Net Investment Loss to Average Net Assets (a)	(1.50)%	(1.28)%	(c)
Portfolio Turnover	810.44%	651.69%	(b)

(a) Does not include expenses of underlying investment companies in which the Fund invests.

(b) Not annualized.

(c) Annualized.

(d) Includes 0.005% of interest expense.

* For the period March 6, 2020 (commencement of investment operations) through November 30, 2020.

** Per share net investment loss has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the advisor not reimbursed expenses/waived fees during the period.

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PRIVACY NOTICE

MSS SERIES TRUST

FACTS	WHAT DOES THE MSS SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the MSS Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For our affiliates to market to you	NO	We don't share
For non-affiliates to market to you	NO	We don't share
QUESTIONS?	Call 1-800-564-3899
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What we do:
How does the MSS Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the MSS Series Trust collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● direct us to buy securities or direct us to sell your securities

● seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates' everyday business purposes – information about your creditworthiness.

● affiliates from using your information to market to you.

● sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The MSS Series Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The MSS Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The MSS Series Trust doesn’t jointly market.

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One Rock Fund

Investment Adviser

Wrona Investment Management, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

Huntington Bank National Bank

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

FOR MORE INFORMATION

Additional information about the Fund is included in the Fund’s Statement of Additional Information dated March 30, 2022. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual reports will, and the semi-annual reports may, contain management's discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-800-564-3899 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site www.onerockfund.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21927

MSS Series Trust

ONE ROCK Fund

Ticker: ONERX

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2022

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the One Rock Fund dated March 30, 2022. The Fund’s financial statements are included in the Annual Report, and are incorporated by reference into this SAI by subsequent amendment. A copy of the Prospectus or Annual Report can be obtained at no charge by writing the transfer agent, Mutual Shareholder Services, LLC, at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, or by calling 1-800-564-3899. The Fund’s Prospectus is incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND FUND

The One Rock Fund (the "Fund") was organized as a non-diversified series of the MSS Series Trust (the “Trust”) on December 19, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the fifth series currently authorized by the Trustees. The investment adviser to the Fund is Wrona Investment Management, LLC (the “Adviser”).

The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “How to Buy Shares – Purchasing Shares” and "Valuing Fund Assets" in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques they may use, as described in the Risk/Return Summary in the Prospectus. Additional non-principal strategies and risks also are discussed here.

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Actively Managed Fund Risk

The Fund is actively managed and does not seek to replicate the performance of its benchmark. As a result, the Fund’s performance will vary intentionally and perhaps significantly from that of the benchmark.

ADRs Risk

ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR, or selling them quickly and efficiently at the prices at which they have been valued. In a sponsored ADR arrangement, the foreign company assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign company assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the foreign company, available information concerning the foreign company may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

Allocation Risk

The risk that if the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other Fund’s with the same or similar investment strategy.

Call Options Risk.

 There are risks associated with the sale and purchase of call options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  The Fund continues to bear the risk that it will lose money if the value of the security falls below the strike price. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. As the buyer of a call option, the Fund assumes the risk that the market price of the underlying security will not increase above the strike price plus the premiums paid, so the Fund bears the risk that it will lose the premium paid for the option.

Certificates of Deposit and Bankers’ Acceptances

The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to

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maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Commodity Risk

 The Fund’s exposure to the commodities futures markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Commodities

The Fund may invest in commodity futures. The Fund’s exposure to the commodities futures markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate

3

debt securities to be of investment grade quality if they are rated BBB- or higher by S&P or Baa3 or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Fund.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Derivatives Risk

The Fund may use derivatives to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Emerging Markets Securities

The Fund may purchase ETFs and other closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation

4

rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging techniques, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Exchange Traded Funds

The Fund may invest in a range of exchange-traded funds ("ETFs"). Because many ETFs are considered to be investment companies, see "Investments in Other Investment Companies" below for additional information.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Fund's Adviser believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended, which provides that the ETFs will not be obligated to redeem shares

5

held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income Securities

Fixed income securities include bonds and securities offered on a when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Foreign Securities

Foreign securities are considered for purchase only if they are trading in domestic markets through an American Depositary Receipt (ADR). Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchange, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Futures

The Fund may invest in financial and stock futures. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets

6

invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Growth Stock Risk

"Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Advisor or Sub-Advisor believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Hedging Risk

Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Illiquid and Restricted Securities

The Fund may invest up to 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity

7

for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc., now known as the Financial Industry Regulatory Authority, Inc.

Under guidelines adopted by the Trust's Board, the Fund’s Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

The Fund may purchase indexed securities consistent with their investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the

8

excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund's own operations.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

Large Capitalization Stock Risk

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage and Volatility Risk

Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. In addition, it is anticipated that the Underlying Pools will be “notionally funded” - that is their nominal

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trading level will exceed the cash deposited in the trading accounts. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Market and Geopolitical Risk

Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Options

The Fund may purchase and write (i.e., sell) put and call options.  There are several risks associated with transactions in options.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may purchase and write (i.e., sell) put and call options on stock indices. Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. In as much as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect.

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 Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.  It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Regulatory Risk

Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Repurchase Agreements

The Fund may invest in fully collateralized repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions. The Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

The Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest and principal payments. The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

Reverse purchase transactions are considered by the SEC to be borrowings by the Fund under the Investment Company Act of 1940, as amended. At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they

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are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser's anticipated price within the life of the right.

Sector Concentration Risk

 Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Short Selling Risk

If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Mid-Capitalization Stock Risk

To the extent that the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionate to larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

STRIPS

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP’s purchase price and its face value.

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Technology Sector Risk

Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Turnover Risk

The models used by the Advisor may require a higher portfolio turnover, which may result in higher transactional and brokerage costs and reduced Fund returns, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

U.S. Government Obligations Risk

U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

U.S. Government Securities

The Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

The Fund's investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that "steps-up" periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose the Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

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Volatility Index Futures

The Fund may invest in volatility index (“VIX”) futures. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Futures in which the Fund invests. Each of the VIX Futures held by the Fund are affected by a variety of factors and may change unpredictably, affecting the value of such VIX Futures and, consequently, the value and the market price of the Fund’s Shares.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to the Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's anticipated price within the life of the warrant.

Regulation as a commodity Pool Operator

The Adviser, with respect to the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operations. Accordingly, neither the Fund nor the Adviser is subject to registration or regulation as a commodity pool operator.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

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       3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Non-Diversification. The Fund will invest in the securities of any issuer only if, immediately after such investment, at least 50% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

The 1940 Act limits the Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

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       Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one half of its total assets are outstanding.

3. Illiquid Investments. The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Leveraging Risk: The risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Derivatives Risk: The risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of the date of this SAI, the Fund is the only series in the “Fund Complex”. The Board generally meets four times a year to review the progress and status of the Fund.

Board Leadership Structure

The Trust is led by Gregory B. Getts, who has served as the Chairman of the Board since December 2016. Mr. Getts is an "interested person" as defined in the Investment Company Act of 1940, as amended, by virtue of his controlling interest in Arbor Court Capital, LLC (the Fund's distributor) and his status as an officer of the Trust. The Board of Trustees is comprised of Mr. Getts and two other Trustees, neither of whom are an interested person ("Independent Trustees"). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the

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Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's practice, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Trust and the Fund shareholders because of the Board's collective business acumen and understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Getts and two Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee's communications with the independent registered public accounting firm.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Dr. Gregory B. Getts – Interested Trustee - Dr. Getts is the owner/President of Mutual Shareholder Services, LLC, a status held since 1999.  MSS provides transfer agency and accounting services to mutual funds.  Since 2012, Dr. Getts has been the owner of Arbor Court Capital, LLC, which is a mutual fund distributor.  Dr. Getts earned his Master and Ph.D. in operations research from Case Western Reserve University.  Dr. Getts worked in the mutual fund industry since approximately 1980, and has extensive knowledge and expertise in the industry.  He pioneered his way in the industry by writing computer software for transfer agent and accounting services that MSS currently uses in its operations.  Dr. Getts has been published three times in regards to portfolio risk management and planning.  He also developed a PC game for stock and option simulation that was published by Addison-Wesley.  Dr. Getts holds Series 7, 23, 24, 27, and 63 designations.

Paul K. Rode Esq. – Independent Trustee – Mr. Rode is a 2003 graduate of Wittenberg University with a B.A. in political science, and a 2006 graduate of Cleveland-Marshall College of Law with a J.D.  Mr. Rode was admitted to the State Bar of Ohio in 2006, as well as the Northern District Federal Court of Ohio.  He belongs to the Ohio State Bar Association, and has been employed at Keith D. Weiner & Assoc. Co. L.P.A. since September 2005.  He primarily practices as a litigator and primary brief-writer in the collections department.  Mr. Rode is very knowledgeable and experienced in contract law.  His contact knowledge is valuable as the Trust enters into and renews various service provider contracts annually.  He would also provide great value in the event the Trust finds itself having to enforce or interpret a contract.

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Michael Young – Independent Trustee – Mr. Young is a former Senior Federal Security Director that retired from federal service after 41.5 years and is currently a Practitioner/Consultant for the Department of Homeland Security.  Mr. Young spent 26 years with the United States Secret Service, and worked in investigative and protective divisions, both domestic and foreign.  Mr. Young is a graduate of Temple University with a degree in Industrial Management, where he was a Distinguished Military Graduate and received a Regular Army Commission as a 2nd Lieutenant upon entering Active Duty. He served with the 1st Air Cavalry Division for four years in various assignments to include small unit and reconnaissance operations, Division Counterintelligence Operations Officer and Tactical Intelligence Officer. He is a graduate of the U.S. Army Infantry, Ranger and Airborne Schools along with the Army's Tactical and Counterintelligence Schools at Fort Huachuca.  Mr. Young is very experienced with setting up efficient and technical operations.  His risk management skills will assist the Trust in the continual development of internal controls and processes, as well as asset oversight.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board of Trustees and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	7	None

1The "Fund Complex" consists of MSS Series Trust.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

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Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 – present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an "Interested" Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President/owner of the Fund's distributor.

2The "Fund Complex" consists of MSS Series Trust.

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Fund, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.

As of December 31, 2021, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities in the Fund	Aggregate Dollar Range of Securities In Trust
Gregory B. Getts	$10,001 - $50,000	$50,001-$100,000
Paul Rode	None	None
Michael Young	None	None

The following table describes the compensation estimated paid to the Trustees for the fiscal year ended November 30, 2021. Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund.

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Name [1]	Aggregate Compensation from the Fund	Total Compensation from Trust[2]
Gregory B. Getts [3]	None	None
Paul Rode	$1,200	$7,200
Michael Young	$1,200	$7,200

1 Each non-interested Trustee receives $300 per fund, per quarterly meeting attended.

2The Trust is comprised of the Footprints Discover Value Fund, AINN Fund, Towpath Focus Fund, Towpath Technology Fund, One Rock Fund, Parvin Hedged Equity Solari World Fund, and the Parvin Select Equity Solari World Fund.

3 Gregory B. Getts. is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because of his ownership interest in the transfer agent and distributor.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940, as amended and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund, the Adviser, and the Distributor have each adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund, the Adviser, and the Distributor are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the Investment Company Act of 1940, as amended. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of March 4, 2022, the following shareholders of record owned 5% or more of the outstanding shares of the Fund.

Name and Address	Shares	Percentage of Fund
Dean Scheske 208 Cumberland Trail Milford, MI 48381	26,871.110	10.07%
Jeffrey Wrona 400 Linden Road Pinehurst, NC 28374	20,787.440	7.79%

Jeffrey Wrona & Christina Wrona 400 Linden Road Pinehurst, NC 28374	17,264.190	6.61%

Eugene Harrison 71005 Miller Road Sturgis, MI 49091	19,804.580	7.42%

Ron Scheske 69020 Oak Street Sturgis, MI 49091	23,219.310	8.71%
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Management Ownership

As of March 4, 2022, the Trustees and officers of the Trust, as a group, owned less than 1% of the shares of the Fund.

INVESTMENT ADVISORY SERVICES

Investment Adviser

Wrona Investment Management, LLC, serves as investment adviser to the Fund.  Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to its investment objective, policies and restrictions.  The Adviser was established in 2019 for the purpose of serving as investment adviser to the Fund. As of March 1, 2022, it had approximately $8.3 million in assets under management.  Jeffrey Wrona owns the entirety of the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

The Agreement continued for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically. During the fiscal year ended November 30, 2020, the Fund accrued $24,927 in advisory fees payable to the Adviser, of which the Adviser waived $24,927. During the fiscal year ended November 30, 2021, the Fund accrued $75,325 in advisory fees payable to the Adviser, of which the Adviser waived $30,925.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.75% of the average daily net assets attributable to the shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.

Portfolio Manager

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       Jeffrey Wrona is the portfolio manager responsible for the day-to-day management of the Fund.

As of November 30, 2021, Jeffrey Wrona also is responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The Adviser has not identified any material conflicts between the Fund and other accounts managed by Jeffrey Wrona.

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager of the Fund as of November 30, 2021.

Name of Portfolio Manager	Dollar Range of Equity Securities in the One Rock Fund
Jeffrey Wrona	Over $1,000,000

Custodian

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, serves as the Fund’s custodian ("Custodian").  The Custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Fund Services

Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, acts as the transfer agent ("Transfer Agent") for the Fund. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Trust of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund

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accountant ("Fund Accounting Agent"), MSS receives an annual fee from the Trust based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250. The Trust will receive a discount ranging from 10-60% depending on the net assets of each Trust until the Trust reaches $10 million in assets.

During the fiscal period from the commencement of operations on March 6, 2020 to November 30, 2020, the Fund paid $10,893 to MSS for transfer agent and accounting services. During the fiscal year ended November 30, 2021, the Fund paid $21,781 to MSS for transfer agent and accounting services.

Administrator and Compliance Services

Empirical Administration, LLC (“Empirical”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147, will provide compliance services. Empirical will be paid $750 per month for its services provided under the Administration and Compliance Agreements. Brandon Pokersnik of Empirical is also the CCO of the Trust.

During the fiscal period from the commencement of operations on March 6, 2020 to November 30, 2020, the Fund paid $3,517 to Empirical for compliance services. During the fiscal year ended November 30, 2021, the Fund paid $6,051 to Empirical for compliance services and $2,524 for administrative services.

Independent Registered Public Accounting Firm

The firm of Sanville & Company, 1514 Old York Road, Abington, Pennsylvania 19001 has been selected as independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2022. Sanville & Company performs an annual audit of the Fund's financial statements and provides financial, tax and accounting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio

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transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.

During the fiscal period from the commencement of operations on March 6, 2020 to November 30, 2020 the Fund paid brokerage commissions of $4,092. During the fiscal year ended November 30, 2021, the Fund paid brokerage commissions of $10,071.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. For the fiscal year ended November 30, 2021, the Fund’s portfolio turnover rate was 810.44%.

DISCLOSURE OF PORTFOLIO HOLDINGS

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The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Fund may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Fund. Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-PORT with the SEC. The Fund currently does not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund.   The Adviser, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund. The Fund discloses portfolio holdings to its auditors (Sanville & Company), legal counsel (Thompson Hine LLP), proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund, the Adviser, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund's shareholders, (ii) the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund's portfolio holding and the duty not to trade on the non-public information. The Fund believes, based upon its size and history, that these are reasonable

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procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Determination of SHARE price

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. For a description of the methods used to determine the net asset value, see “How to Buy Shares – Purchasing Shares" in the prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund's net assets at the beginning of the 90-day period) in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.]

TAX CONSEQUENCES

The Fund intends to continue to qualify under Subchapter M of the Internal Revenue Code. Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from

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dividends, interest and gains from securities transactions, and no more than 50% of the Fund's total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security's purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. The Fund then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund. Any subsequent dividend distribution of the Fund's earnings after taxes would still be taxable as received by shareholders.

Tax Distribution: The Fund's distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Medicare Tax: For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation. Should additional series, or funds, be created by the Trustees, the Fund would be treated as a separate tax entity for federal tax purposes.

Foreign Account Tax Compliance Act: Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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Tax Loss Carryforward: Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The undistributed ordinary income and capital gains (losses) shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to post-October capital loss deferrals on the Fund. As of November 30, 2021, the Fund had $0 short-term capital loss carryforwards and $0 in long-term capital loss carryforwards.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. A copy of the proxy voting policies of the Adviser are attached hereto as Appendix A. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-800-564-3899. The information also will be available on the SEC’s website at www.sec.gov. In addition, a copy of the Trust's proxy voting policies and procedures are also available by calling 1-800-564-3899 and will be sent within three business days of receipt of a request.

Financial Statements

You can obtain a copy of the Fund’s future Semi-Annual Reports and Annual Reports without charge by calling 1-800-564-3899.

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Appendix A

The Adviser will vote proxies on behalf of its individual clients. In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of the Fund(s).

Voting Proxies

1.	All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Operations Unit.
2.	The Operations Unit will generally adhere to the following procedures (subject to limited exception):
(a)	A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser's files;
(b)	The Operations Unit will determine which of the Adviser holds the security to which the proxy relates;
(c)	Prior to voting any proxies, the Operations Unit will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below. If a conflict is identified, the Operations Unit will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.
(e)	If no material conflict is identified pursuant to these procedures, the Operations Unit will vote the proxy in accordance with the guidelines set forth below. The Operations Unit will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.	As stated above, in evaluating how to vote a proxy, the Operations Unit will first determine whether there is a conflict of interest related to the proxy in question between Adviser and its Advisory Clients. This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.
2	If a conflict is identified and deemed “material” by the Operations Unit, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).
3	With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients give such clients the opportunity to vote the proxies in question themselves. However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:

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(a)	Give the ERISA client the opportunity to vote the proxies in question themselves; or
(b)	Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

Proxy Voting Guidelines

Policy: Because the Adviser’s only current client is a series of MSS Series Trust (the “Trust”), a registered investment company, the Adviser has adopted the proxy voting policy of the Trust, as it may be amended from time to time.  If the Adviser has additional clients in the future for which it votes proxies, it will adopt its own proxy voting policies.

Disclosure of Procedures

A summary of the above proxy voting procedures will be included in Part 2 of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated. Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

The Operations Unit will be responsible for maintaining files relating to the Adviser's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

1.       Copies of these proxy voting policies and procedures, and any amendments thereto;

2.       A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.       A record of each vote that the Adviser casts;

4.	A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and
5.	A copy of each written request for information on how the Adviser voted such client’s proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a) Articles of Incorporation.

(i) Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(i) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 12, 2006.

(ii) Amendment No.1 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(ii) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(iii) Amendment No. 2 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(iii) to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on June 11, 2007.

(iv) Amendment No. 3 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(iv) to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed with the SEC on November 10, 2008.

(v) Amendment No. 4 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(v) to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2017.

(vi) Amendment No. 5 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(vi) to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2017.

(vii) Amendment No. 6 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(vii) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(viii) Amendment No. 7 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(viii) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(ix) Amendment No. 8 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(ix) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC on December 19, 2019.

(x) Amendment No. 9 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(x) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC on December 19, 2019.

(xi) Amendment No. 10 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 28(a)(xi) to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(xii) Amendment No. 11 to the Registrant’s Declaration of Trust is to be filed by subsequent amendment.

(b) By-Laws. Registrant’s By-Laws are hereby incorporated by reference to Exhibit 23(b) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 12, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Management Agreement with Footprints Asset Management & Research, Inc. (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(d)(i) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(ii) Expense Limitation Agreement with Footprints Asset Management & Research, Inc. (Footprints

Discover Value Fund) is hereby incorporated by reference to Exhibit 28(d)(ii) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(iii) Management Agreement with AINN Holding, LLC (AINN Fund) is hereby incorporated by reference to Exhibit 28(d)(iii) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(iv) Advisory Fee Reduction Letter Agreement with AINN Holdings, LLC is hereby incorporated by reference to Exhibit 28(d)(iv) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(v) Operating Expenses Limitation and Security Agreement with Footprints Asset Management & Research, Inc. (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(d)(v) to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with SEC on March 28, 2019.

(vi) Management Agreement with Oelschlager Investments, LLC (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(d)(vi) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC December 19, 2019.

(vii) Expense Limitation Agreement with Oelschlager Investments, LLC (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(d)(vii) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC December 19, 2019.

(viii) Management Agreement with Wrona Investment Management, LLC (One Rock Fund) is hereby incorporated by reference to Exhibit 28(d)(viii) to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed with the SEC March 27, 2020.

(ix) Expense Limitation Agreement with Wrona Investment Management, LLC (One Rock Fund) is hereby incorporated by reference to Exhibit 28(d)(ix) to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the SEC January 17, 2020.

(x) Management Agreement with Parvin Fund Management, LLC (Parvin Hedged Equity Solari World Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(d)(x) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(xi) Expense Limitation Agreement with Parvin Fund Management, LLC (Parvin Hedged Equity Solari world Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(d)(xi) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(xii) Management Agreement with Seizert Capital Partners, LLC (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(xiii) Expense Limitation Agreement with Seizert Capital Partners, LLC (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(e) Underwriting Contracts.

(i) Distribution Services Agreement with Arbor Court Capital, LLC (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(e)(i) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(ii) Distribution Services Agreement with Arbor Court Capital, LLC (Parvin Hedged Equity Solari World Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(e)(ii) to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(iii) Distribution Services Agreement with Ultimus Fund Distributors, LLC (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(e)(iii) to the Registrant’s Post-Effective Amendment No.62 to the Registration Statement on Form N-1A filed with the SEC on March 31, 2021.

(iv) Distribution Services Agreement with Arbor Court Capital, LLC (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(f) Bonus or Profit-Sharing Contracts. None.

(g) Custodial Agreement.

(i) Custody Agreement with U.S. Bank, N.A. is hereby incorporated by reference to Exhibit 28(g)(i) to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(ii) First Amendment to the Custody Agreement with U.S. Bank, N.A. (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(g)(ii) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(iii) Second Amendment to the Custody Agreement with U.S. Bank, N.A. (AINN Fund) is hereby incorporated by reference to Exhibit 28(g)(iii) to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on November 26, 2018.

(iv) Third Amendment to the Custody Agreement with U.S. Bank, N.A. (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(g)(iv) to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the SEC on January 17, 2020.

(v) Custody Agreement with the Huntington National Bank (One Rock Fund) is hereby incorporated by reference to Exhibit 28(g)(v) to the Registrant’s Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed with the SEC on March 30, 2021.

(vi) Fifth Amendment to the Custody Agreement with U.S. Bank, N.A. (Parvin Hedged Equity Solari World Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(g)(vi) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(vii) Sixth Amendment to the Custody Agreement with U.S. Bank, N.A. (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(h) Other Material Contracts.

(i) Transfer Agent Agreement with Mutual Shareholder Services, LLC (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(h)(i) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(ii) Transfer Agent Agreement with Mutual Shareholder Services, LLC (AINN Fund) is hereby incorporated by reference to Exhibit 28(h)(ii) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(iii) Transfer Agent Agreement with Mutual Shareholder Services, LLC (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(h)(iii) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC on December 19, 2019.

(iv) Transfer Agent Agreement with Mutual Shareholder Services, LLC (One Rock Fund) is hereby incorporated by reference to Exhibit 28(h)(iv) to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the SEC January 17, 2020.

(v) Transfer Agent Agreement with Mutual Shareholder Services, LLC (Parvin Hedged Equity Solari World Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(h)(v) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(vi) Transfer Agent Agreement with Mutual Shareholder Services, LLC (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(vi) Accounting Services Agreement with Mutual Shareholder Services, LLC (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(h)(vi) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(vii) Accounting Services Agreement with Mutual Shareholder Services, LLC (AINN Fund) is hereby incorporated by reference to Exhibit 28(h)(vii) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(viii) Accounting Services Agreement with Mutual Shareholder Services, LLC (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(h)(viii) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC on December 19, 2019.

(ix) Accounting Services Agreement with Mutual Shareholder Services, LLC (One Rock Fund) is hereby incorporated by reference to Exhibit 28(h)(ix) to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the SEC January 17, 2020.

(x) Accounting Services Agreement with Mutual Shareholder Services, LLC (Parvin Hedged Equity Solari World Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(h)(x) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(xi) Accounting Services Agreement with Mutual Shareholder Services, LLC (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(xi) Administration Agreement with Empirical Administration, LLC (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(h)(xi) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(xii) Administration Agreement with Empirical Administration, LLC (AINN Fund) is hereby incorporated by reference to Exhibit 28(h)(xii) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(xiii) Administration Agreement with Empirical Administration, LLC (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(g)(xiii) to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the SEC January 17, 2020.

(xiv) Administration Agreement with Empirical Administration, LLC (Parvin Hedged Equity Solari World Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(g)(xiv) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(xv) Administration Agreement with Empirical Administration, LLC (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(xv) Chief Compliance Officer Agreement with Empirical Administration (Footprints Discover Value Fund) is hereby incorporated by reference to Exhibit 28(h)(xv) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(xvi) Chief Compliance Officer Agreement with Empirical Administration (AINN Fund) is hereby incorporated by reference to Exhibit 28(h)(xvi) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(xvii) Chief Compliance Officer Agreement with Empirical Administration (Towpath Technology Fund and Towpath Focus Fund) is hereby incorporated by reference to Exhibit 28(h)(xvii) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC on December 19, 2019.

(xviii) Chief Compliance Officer Agreement with Empirical Administration (One Rock Fund) is hereby incorporated by reference to Exhibit 28(h)(xviii) to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the SEC January 17, 2020.

(xix) Chief Compliance Officer Agreement with Empirical Administration (Parvin Hedged Equity Solari world Fund and Parvin Select Equity Solari World Fund) is hereby incorporated by reference to Exhibit 28(xix) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(xx) Chief Compliance Officer Agreement with Empirical Administration (Seizert Small Cap Value Fund and Seizert Large Cap Value Fund) to be filed by subsequent amendment.

(i) Legal Opinion.

(i) Legal consent is filed herewith.

(ii) Legal Opinion and consent is hereby incorporated by reference to Exhibit 28(i)(i) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC on March 30, 2021.

(j) Other Opinions.

(i) Consent of Independent Registered Public Accountants is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Agreement of initial shareholder is hereby incorporated by reference to Exhibit 23(l) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(m) Rule 12b-1 Plan.

(i) Rule 12b-1 Plan for Footprints Discover Value Fund is hereby incorporated by reference to Exhibit 28(m)(i) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(ii) Rule 12b-1 Plan for AINN Fund is hereby incorporated by reference to Exhibit 28(m)(ii) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(iii) Rule 12b-1 Plan for One Rock Fund is hereby incorporated by reference to Exhibit 28(m)(iii) to the Registrant’s Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2020.

(iv) Rule 12b-1 Plan for Parvin Hedged Equity Solari World Fund and Parvin Select Equity Solari World Fund is hereby incorporated by reference to Exhibit 28(m)(iv) to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the SEC on December 30, 2020.

(n) Rule 18f-3 Plan. None.

(p) Code of Ethics.

(i) Code of Ethics of Footprints Asset Management & Research, Inc. is hereby incorporated by reference to Exhibit 23(p)(i) to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2017.

(ii) Code of Ethics of AINN Holding, LLC is hereby incorporated by reference to Exhibit 28(p)(ii) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2018.

(iii) Code of Ethics of Oelschlager Investments, LLC is hereby incorporated by reference to Exhibit 28(p)(iii) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the SEC on December 19, 2019.

(iv) Code of Ethics of Wrona Investments, LLC is hereby incorporated by reference to Exhibit 28(p)(iv) to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the SEC January 17, 2020.

(v) Code of Ethics of Parvin Fund Management is hereby incorporated by reference to Exhibit 28(p)(v) to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the SEC December 30, 2020.

(vi) Code of Ethics of Arbor Court Capital, LLC is hereby incorporated by reference to Exhibit 28(p)(vi) to the Registrant’s Post-Effective Amendment No.58 to the Registration Statement on Form N-1A filed with the SEC December 30, 2020.

(vii) Code of Ethics of Ultimus Fund Distributors, LLC is hereby incorporated by reference to Exhibit 28(p)(vii) to the Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed with the SEC March 31, 2021.

Item 29. Persons Controlled by or Under Common Control with the Funds. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of the Investment Advisers.

(a) Footprints Asset Management & Research, Inc., 11422 Miracle Hills Drive, Suite 208, Omaha, NE 68154 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) Oelschlager Investments, LLC, 8000 Town Center Dr, #400, Broadview Heights, Ohio 44147 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(c) Wrona Investment Management, LLC, 4773, Pinehurst, NC, 28374 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(d) Parvin Fund Management, LLC, 101 S. Reid Street, Suite 307, Sioux Falls, SD 57103 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(e) Seizert Capital Partners, LLC, 34100 Woodward Avenue, Suite 210, Birmingham, MI 48009 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(f) AINN Holding, LLC, 5500 UTSA Blvd., Suite 250B, San Antonio, TX 78249 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

Item 32. Principal Underwriter.

(a) Arbor Court Capital, LLC (“Arbor Court”) serves as principal underwriter for Parvin Hedged Equity Solari World Fund as well as the following investment companies registered under the Investment Company Act of 1940, as amended:

1. DSS AmericaFirst Quantitative Funds

2. AINN Fund

3. Ancora Trust

4. Archer Investment Series Trust

5. Berkshire Focus Fund

6. Clark Fork Trust

7. Collaborative Investment Series Trust

8. Footprints Discover Value Fund

9. Frank Funds

10. Monteagle Funds

11. MP63 Fund, Inc.

12. Neiman Funds

13. Ranger Funds Investment Trust

14. WP Trust

15. PFS Fund Trust

Ultimus Fund Distributors, LLC (“Ultimus”) serves as the principal underwriter for Towpath Focus Fund and Towpath Technology Fund as well as the following companies registered under the Investment Company Act of 1940, as amended:

1. AlphaMark Investment Trust

2. ALTI Private Equity Access Fund

3. Bruce Fund, Inc.

4. CM Advisors Family of Funds

5. Caldwell & Orkin Funds, Inc.

6. Capitol Series Trust

7. Centaur Mutual Funds Trust

8. Chesapeake Investment Trust

9. Commonwealth International Series Trust

10. Conestoga Funds

11. Cross Shore Discovery Fund

12. Eubel Brady & Suttman Mutual Fund Trust

13. F/m Funds Trust

14. HC Capital Trust

15. Hussman Investment Trust

16. Index Funds

17. Oak Associates Funds

18. Papp Investment Trust

19. Peachtree Alternative Strategies Funds

20. Red Cedar Fund Trust

21. Schwartz Investment Trust

22. Segall Bryant & Hamill Trust

23. The Cutler Trust

24. The Investment House Funds

25. Williamsburg Investment Trust

26. Ultimus Managers Trust

27. Unified Series Trust

28. Valued Advisers Trust

29. VELA Funds

30. Volumetric Fund

31. Waycross Independent Trust

32. Yorktown Funds

(b) Arbor Court is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal address of Arbor Court is 8000 Town Centre Drive, Suite 400, Broadview heights, Ohio. The following are the members and officers of Arbor Court:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Gregory B. Getts	President, Member, Financial Principal and CFO	Trustee and President
David W. Kuhr	Chief Compliance Officer	None
Steven Milcinovic	Chief Operating Officer	None

The following are the Officers of Ultimus, the Registrant’s underwriter. The principal address of Ultimus and each of the below mentioned persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Chief Compliance Officer and Financial Operations Principal	None
Melvin Van Cleave	Vice President, Chief Technology Officer, and Chief Information Security Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, except that all records relating to the activities of the Fund’s Custodian are maintained at the office of the Funds’ Custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 and Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Broadview Heights, State of Ohio, on the 30th day of March, 2022.

MSS Series Trust

By: /s/ Greg Getts

Greg Getts, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of March 2022.

/s/ Greg Getts

Greg Getts President (Principal Executive Officer) and Trustee

Date: March 30, 2022

/s/ Brandon Pokersnik

Brandon Pokersnik (Principal Financial Officer/Principal Accounting Officer)

Date: March 30, 2022

Paul Rode, Independent Trustee*

Michael Young, Independent Trustee*

*By: /s/ Andrew Davalla

Andrew Davalla

Date: March 30, 2022

Attorney-in-Fact

Signed pursuant to a Power of Attorney dated December 18, 2019.

EXHIBIT INDEX

(i)(i) Legal consent.

(j)(i) Consent of Independent Registered Public Accountants.